LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
LOSS PER SHARE

NOTE 17 - LOSS PER SHARE

	December 31, 2022	December 31, 2021	December 31, 2020

Net loss attributable to the owners of the company	(6,184)	(4,939)	(4,573)

Basic and diluted loss per share	(0.04)	(0.03)	(0.04)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	167,855	151,850	125,960

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)